Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail)		6 Months Ended	12 Months Ended
	Apr. 08, 2020 USD ($)	Jun. 30, 2020 USD ($) Segment Subsidiary	Dec. 31, 2019 USD ($) Segment Subsidiary	Jan. 01, 2019 USD ($)	Dec. 31, 2018 USD ($)
Nature of Business and Summary of Significant Accounting Policies [Line Items]
Right-of-use-assets		$ 2,576,000	$ 2,717,000
Lease liabilities		$ 3,052,000	$ 3,224,000
Number of wholly owned subsidiaries | Subsidiary		3	3
Accumulated deficit		$ (140,887,000)	$ (126,165,000)		$ (102,068,000)
Cash, cash equivalents and marketable securities		23,500,000	54,500,000
Restricted cash		234,000	234,000		234,000
Impairment of long-lived assets		0	0
Income tax benefit		0	0
Uncertain tax positions		0	0		0
Indemnification obligations loss		0	0
Outstanding material claims		0	0
Indemnification obligation reserve		$ 0	$ 0
Number of operating segment | Segment		1	1
United States Treasury Securities [Member]
Nature of Business and Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents fair value			$ 6,000,000.0
Money Market Funds [Member]
Nature of Business and Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents fair value		$ 7,000,000.0	$ 21,100,000		$ 13,300,000
Convertible Term Loan [Member] | Prepayment Notice and Pay-Off Letter [Member]
Nature of Business and Summary of Significant Accounting Policies [Line Items]
Repayment of long-term debt	$ 20,000,000.0
ASU 2016-02 [Member]
Nature of Business and Summary of Significant Accounting Policies [Line Items]
Right-of-use-assets				$ 3,000,000.0
Lease liabilities				$ 3,400,000